Business combinations - Acquisition-Related Costs (Details) - Linx - BRL (R$) R$ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	R$ 77,791	R$ 28,369	R$ 106,160
Estimated total acquisition-related costs	R$ 110,627		R$ 110,627